Income Taxes - Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 1,118	$ 0	$ 0
State and local	1,771	1,683	976
Foreign	988	635	419
Total current income taxes expense	3,877	2,318	1,395
Deferred:
Federal	937	0	0
State and local	(301)	0	0
Foreign	(7)	0	0
Total deferred income taxes expense	629	0	0
Total income tax expense	$ 4,506	$ 2,318	$ 1,395